Information Provided in Connection with Investments in Deferred Annuity Contracts and SignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.) - Summary of Condensed Consolidated Statement of Income (Detail) - CAD
CAD in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenue
Net premium income	CAD 28,210	CAD 27,632
Net investment income (loss)	19,367	14,524
Net other revenue	10,746	11,181
Total revenue	58,323	53,337
Contract benefits and expenses
Net benefits and claims	39,301	34,134
Commissions, investment and general expenses	15,022	14,459
Other expenses	1,499	1,415
Total contract benefits and expenses	55,822	50,008
Income (loss) before income taxes	2,501	3,329
Income tax (expense) recovery	(239)	(196)
Income (loss) after income taxes	2,262	3,133
Net income	2,262	3,133
Net income (loss) attributed to:
Non-controlling interests	194	143
Participating policyholders	(36)	61
Shareholders	2,104	2,929
Net income	2,262	3,133
MFC (Guarantor) [Member]
Revenue
Net investment income (loss)	178	475
Net other revenue	4	43
Total revenue	182	518
Contract benefits and expenses
Commissions, investment and general expenses	11	11
Other expenses	404	259
Total contract benefits and expenses	415	270
Income (loss) before income taxes	(233)	248
Income tax (expense) recovery	62	28
Income (loss) after income taxes	(171)	276
Equity in net income (loss) of unconsolidated subsidiaries	2,275	2,653
Net income	2,104	2,929
Net income (loss) attributed to:
Shareholders	2,104	2,929
Net income	2,104	2,929
JHUSA (Issuer) [Member]
Revenue
Net premium income	11,084	5,021
Net investment income (loss)	7,986	6,191
Net other revenue	2,874	2,569
Total revenue	21,944	13,781
Contract benefits and expenses
Net benefits and claims	20,803	10,340
Commissions, investment and general expenses	3,208	3,272
Other expenses	194	59
Total contract benefits and expenses	24,205	13,671
Income (loss) before income taxes	(2,261)	110
Income tax (expense) recovery	1,134	251
Income (loss) after income taxes	(1,127)	361
Equity in net income (loss) of unconsolidated subsidiaries	628	211
Net income	(499)	572
Net income (loss) attributed to:
Participating policyholders	(10)	(48)
Shareholders	(489)	620
Net income	(499)	572
Other subsidiaries
Revenue
Net premium income	17,130	22,611
Net investment income (loss)	11,947	9,092
Net other revenue	10,912	11,108
Total revenue	39,989	42,811
Contract benefits and expenses
Net benefits and claims	19,179	24,748
Commissions, investment and general expenses	13,900	13,016
Other expenses	1,915	2,076
Total contract benefits and expenses	34,994	39,840
Income (loss) before income taxes	4,995	2,971
Income tax (expense) recovery	(1,435)	(475)
Income (loss) after income taxes	3,560	2,496
Equity in net income (loss) of unconsolidated subsidiaries	(486)	572
Net income	3,074	3,068
Net income (loss) attributed to:
Non-controlling interests	194	143
Participating policyholders	(36)	61
Shareholders	2,916	2,864
Net income	3,074	3,068
Consolidation adjustments [Member]
Revenue
Net premium income	(4)
Net investment income (loss)	(744)	(1,234)
Net other revenue	(3,044)	(2,539)
Total revenue	(3,792)	(3,773)
Contract benefits and expenses
Net benefits and claims	(681)	(954)
Commissions, investment and general expenses	(2,097)	(1,840)
Other expenses	(1,014)	(979)
Total contract benefits and expenses	(3,792)	(3,773)
Equity in net income (loss) of unconsolidated subsidiaries	(2,417)	(3,436)
Net income	(2,417)	(3,436)
Net income (loss) attributed to:
Participating policyholders	10	48
Shareholders	(2,427)	(3,484)
Net income	CAD (2,417)	CAD (3,436)